Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	$ 3,463,453	$ 4,496,155
Additions	4,310,959	5,068,006
Refunded to customers during the year	(30,131)
Recognized as revenues during the year	(4,671,953)	(6,125,511)
Exchange realignment	(24,744)	24,803
Balance at end of year	$ 3,047,584	$ 3,463,453